7. Other income and expenses (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	$ (697,638)	$ (620,448)	$ (138,308)
Interest on loans and borrowings
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	(626,981)	(529,999)	(253,316)
Net foreign exchange differences
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	(64,983)	(75,471)	124,577
Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Finance expenses	$ (5,674)	$ (14,978)	$ (9,569)